Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred Stock, Par or Stated Value Per Share (in AUD per Share)	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Preferred Stock, Shares Outstanding (in shares)	0	0
Common Stock, Par or Stated Value Per Share (in AUD per Share)	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized (in shares)	750,000,000	300,000,000
Common Stock, Shares, Issued (in shares)	298,067,435	212,369,435
Common Stock, Shares, Outstanding (in shares)	298,067,435	212,369,435